Condensed Interim Statements of Changes in (Deficiency) Equity (Unaudited) - CAD ($)	Total	Number of Shares [Member]	Share based payment reserve [Member]	Investment revaluation reserve [Member]	Share Warrants Reserve [Member]	Deficit [Member]
Balance, shares at Mar. 31, 2024		211,702,894
Balance, amount at Mar. 31, 2024	$ 1,826,367	$ 67,236,421	$ 3,075,950	$ (1,593,390)	$ 3,135,098	$ (70,027,712)
Statement [Line Items]
Net loss for the period	(822,799)	0	0	0	0	(822,799)
Other comprehensive loss for the period	(4,752)	0	0	(4,752)	0	0
Total comprehensive loss	(827,551)	0	0	(4,752)	0	(822,799)
Flow-through share premium liability	65,184	0	65,184	0	0	0
Balance, amount at Jun. 30, 2024	1,064,000	$ 67,236,421	3,141,134	(1,598,142)	3,135,098	(70,850,511)
Balance, shares at Jun. 30, 2024		211,702,894
Balance, shares at Mar. 31, 2025		224,194,032
Balance, amount at Mar. 31, 2025	(809,715)	$ 68,863,511	2,745,167	(1,612,891)	3,135,098	(73,940,600)
Statement [Line Items]
Net loss for the period	(379,029)	0	0	0	0	(379,029)
Other comprehensive loss for the period	(13,131)	0	0	(13,131)	0	0
Total comprehensive loss	(392,160)	$ 0	0	(13,131)	0	(379,029)
Shares issued through exercise of options, shares		133,332
Shares issued through exercise of options, amount	16,667	$ 16,667	0	0	0	0
Fair value reversal of options exercised	0	12,719	(12,719)	0	0	0
Equity-settled share-based compensation	62,265	0	62,265	0	0	0
Balance, amount at Jun. 30, 2025	$ (1,122,943)	$ 68,892,897	$ 2,794,713	$ (1,626,022)	$ 3,135,098	$ (74,319,629)
Balance, shares at Jun. 30, 2025		224,327,364